                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05181

                  Morgan Stanley Equally-Weighted S&P 500 Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
              (Address of principal executive offices)   (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2005

Date of reporting period: June 30, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended June 30, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED JUNE 30, 2005

                                         S&P 500                     LIPPER
                                           EQUAL                  MULTI-CAP
                                          WEIGHT    S&P 500(R)   CORE FUNDS
CLASS A   CLASS B   CLASS C   CLASS D   INDEX(1)      INDEX(2)     INDEX(3)
 10.07%     9.29%     9.26%    10.38%     10.60%         6.32%        8.51%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

During the 12-month period, the stock market was positive overall but showed pockets of volatility. In the first half of the period, uncertainty was the prevailing sentiment. Rising oil prices were not the only source of concern. Investors also worried about the economy's earlier "soft patch," potential terrorism at the Olympics, the continuing conflict in Iraq, the November presidential election, and whether the Federal Reserve (the "Fed") would be able to contain inflation without stalling growth. As the year came to a close, however, economic growth resumed its moderate pace, the Olympics and presidential election passed without major incident, and investors made peace with the Fed's "measured" rate hikes. These influences helped set the stage for a stock market rally in the fourth quarter.

The market sold off sharply early in 2005, however, as investors sought to lock in 2004's gains. In addition, as oil prices soared to more than $60 per barrel by the close of the period, investors feared for the future pace of U.S. economic growth. Maintaining the course of 2004, the Federal Open Market Committee continued to increase the federal funds target rate at each of its meetings in 2005. While short-term interest rates increased, long-term rates fell, and this flattening of the yield curve concerned some investors who believed it indicated trouble ahead.

The reporting period wound down on a more optimistic note, helped by a dip in oil prices, improving economic data and increased consumer confidence. Investors seemed encouraged by signals that the Fed might be nearing the end of its rate-tightening cycle. The broad market, as represented by the market-capitalization weighted S&P 500(R) Index, showed strong results in the majority of its sectors. The best performing groups were energy, utilities, telecommunication services, health care and financials. Technology was the only sector to produce a negative return. Consumer staples was the second poorest performing sector but returned positive performance.

PERFORMANCE ANALYSIS

Morgan Stanley Equally-Weighted S&P 500 Fund underperformed the S&P 500 Equal Weight Index for the 12-month period ending June 30, 2005, but overperformed the S&P 500(R) Index and the Lipper Multi-Cap Core Funds Index for the same period, assuming no deductions of sales charges.

During the reporting period, the Fund gained most from the energy, utilities, financial, and consumer discretionary sectors (in descending order of contribution). High oil prices boosted many energy companies that deal with crude oil, including exploration and production, drilling equipment and services, and refining, to name a few. Utilities companies, meanwhile, were buoyed by improving profit margins as they passed along higher energy costs to their customers. As long-term rates remained low, utilities were also rewarded by the market for their yield-oriented characteristics. In addition, the energy and utility sectors benefited from investors' preference for "defensive" areas of the market, given the uncertainties of the rising interest rate and rising oil price environment. Performance within the Fund's financial stocks was driven by insurance companies, which tend to be less interest-rate sensitive than other types of financial companies, and real estate investment trusts, which benefited from the strong housing market. The housing boom and falling mortgage rates also helped advance consumer discretionary stocks. Improving consumer confidence spurred respectable gains for stocks of specialty retailers, hotel and gaming operators, and home builders.

Technology stocks hampered the Fund's performance. Semiconductor capital equipment and computer hardware and peripherals were the most significant laggards. Technology companies across the board continued to struggle amid a weak spending environment. Investors had hoped for a turnaround in technology spending once corporations regained their footing, but despite improved earnings and increased cash reserves corporations remained reluctant to open their budgets for technology outlays.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

MBNA Corp.                                   0.2%
Kroger Co.                                   0.2
St. Jude Medical, Inc.                       0.2
King Pharmaceuticals, Inc.                   0.2
LSI Logic Corp.                              0.2
E*Trade Group, Inc.                          0.2
Bausch & Lomb, Inc.                          0.2
Exelon Corp.                                 0.2
Edison International                         0.2
Public Service Enterprise Group, Inc.        0.2

TOP FIVE INDUSTRIES

Electric Utilities                           5.3%
Medical Specialties                          3.3
Semiconductors                               3.2
Packaged Software                            2.6
Major Banks                                  2.2

DATA AS OF JUNE 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND INVESTS IN A DIVERSIFIED PORTFOLIO OF COMMON STOCKS REPRESENTED IN THE STANDARD & POOR'S 500(R) COMPOSITE STOCK PRICE INDEX ("S&P 500"). THE S&P 500 IS A WELL KNOWN STOCK MARKET INDEX THAT INCLUDES COMMON STOCKS OF 500 COMPANIES. THE FUND GENERALLY INVESTS IN EACH STOCK INCLUDED IN THE S&P 500 IN APPROXIMATELY EQUAL PROPORTIONS. THIS APPROACH DIFFERS FROM THE S&P 500 BECAUSE STOCKS IN THE S&P 500 ARE REPRESENTED IN PROPORTION TO THEIR MARKET VALUE OR MARKET-CAPITALIZATION. FOR EXAMPLE, THE 50 LARGEST COMPANIES IN THE S&P 500 REPRESENT APPROXIMATELY 60 PERCENT OF THE S&P 500'S VALUE; HOWEVER, THESE SAME 50 COMPANIES REPRESENT ROUGHLY 10 PERCENT OF THE FUND'S VALUE. THE FUND MAY INVEST IN FOREIGN SECURITIES REPRESENTED IN THE S&P 500, INCLUDING DEPOSITARY RECEIPTS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC

WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE 800-869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

                 CLASS B@     S&P EWI(1)     S&P 500(2)     LIPPER(3)
Jun-1995        $  10,000     $   10,000     $  10,000     $  10,000
Jun-1996        $  11,927     $   12,167     $  12,600     $  12,373
Jun-1997        $  14,874     $   15,414     $  16,970     $  15,679
Jun-1998        $  18,122     $   19,016     $  22,090     $  19,582
Jun-1999        $  20,563     $   21,993     $  27,115     $  22,555
Jun-2000        $  19,797     $   21,325     $  29,080     $  25,610
Jun-2001        $  22,074     $   24,192     $  24,765     $  22,515
Jun-2002        $  20,477     $   21,519     $  20,314     $  18,572
Jun-2003        $  20,255     $   22,257     $  20,367     $  18,814
Jun-2004        $  25,581     $   28,707     $  24,258     $  22,711
Jun-2005        $  27,956     $   31,751     $  25,792     $  24,644

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JUNE 30, 2005

                                  CLASS A SHARES*      CLASS B SHARES**        CLASS C SHARES+       CLASS D SHARES++
                                 (SINCE 07/28/97)      (SINCE 12/01/87)       (SINCE 07/28/97)       (SINCE 07/28/97)
SYMBOL                                      VADAX                 VADBX                  VADCX                  VADDX
1 YEAR                                      10.07%(4)              9.29%(4)              9.26%(4)               10.38%(4)
                                             4.29(5)               4.29(5)               8.26(5)                   --
5 YEARS                                      7.96(4)               7.15(4)               7.16(4)                 8.22(4)
                                             6.80(5)               6.84(5)               7.16(5)                   --
10 YEARS                                       --                 10.83(4)                 --                      --
                                               --                 10.83(5)                 --                      --
SINCE INCEPTION                              8.31(4)              12.21(4)               7.51(4)                 8.57(4)
                                             7.57(5)              12.21(5)               7.51(5)                   --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD & POOR'S 500 EQUAL WEIGHT INDEX (S&P EWI) IS THE EQUAL-WEIGHTED VERSION OF THE WIDELY REGARDED S&P 500(R) INDEX, WHICH MEASURES 500 LEADING COMPANIES IN LEADING U.S. INDUSTRIES. THE S&P EWI HAS THE SAME CONSTITUENTS AS THE CAPITALIZATION WEIGHTED S&P 500(R) INDEX, BUT EACH COMPANY IN THE S&P EWI IS ALLOCATED A FIXED WEIGHT, REBALANCING QUARTERLY. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY EXPENSES, SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE FUND'S BENCHMARK WAS CHANGED FROM THE S&P 500(R) INDEX TO THE S&P EWI TO MORE ACCURATELY REFLECT THE FUND'S INVESTABLE UNIVERSE.

(2) THE STANDARD & POOR'S 500(R) INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER MULTI-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MULTI-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

@    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON JUNE 30, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/05 - 06/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                          01/01/05 -
                                                                     01/01/05          06/30/05            06/30/05
                                                                   -------------     -------------      ---------------
CLASS A
Actual (0.27% return)                                              $    1,000.00     $    1,002.70         $    3.13
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,021.67         $    3.16

CLASS B
Actual (-0.11% return)                                             $    1,000.00     $      998.90         $    6.84
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,017.95         $    6.90

CLASS C
Actual (-0.11% return)                                             $    1,000.00     $      998.90         $    6.84
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,017.95         $    6.90

CLASS D
Actual (0.40% return)                                              $    1,000.00     $    1,004.00         $    1.89
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,022.91         $    1.91

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.63%, 1.38%, 1.38% AND 0.38% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was better than its performance peer group average for all three periods. The Board concluded that the Fund's performance was satisfactory.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers, with investment strategies comparable to those of the Fund, as shown in the Lipper Report for this Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that the Fund's commissions are used to pay for execution services only.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005

 NUMBER OF
  SHARES                                                                   VALUE
-------------------------------------------------------------------------------------
             COMMON STOCKS (97.7%)
             ADVERTISING/MARKETING
             SERVICES (0.4%)
   333,239   Interpublic Group of
               Companies, Inc. (The)*                                 $     4,058,851
    49,118   Omnicom Group, Inc.                                            3,922,563
                                                                      ---------------
                                                                            7,981,414
                                                                      ---------------
             AEROSPACE & DEFENSE (1.6%)
    64,582   Boeing Co.                                                     4,262,412
    36,935   General Dynamics Corp.                                         4,045,860
    99,673   Goodrich Corp.                                                 4,082,606
    52,224   L-3 Communications
               Holdings, Inc.                                               3,999,314
    64,542   Lockheed Martin Corp.                                          4,186,840
    73,995   Northrop Grumman Corp.                                         4,088,224
   101,763   Raytheon Co.                                                   3,980,969
    83,665   Rockwell Collins, Inc.                                         3,989,147
                                                                      ---------------
                                                                           32,635,372
                                                                      ---------------
             AGRICULTURAL COMMODITIES/
             MILLING (0.2%)
   185,502   Archer-Daniels-Midland Co.                                     3,966,033
                                                                      ---------------
             AIR FREIGHT/COURIERS (0.4%)
    45,462   FedEx Corp.                                                    3,682,877
    55,927   United Parcel Service, Inc.
               (Class B)                                                    3,867,911
                                                                      ---------------
                                                                            7,550,788
                                                                      ---------------
             AIRLINES (0.4%)
 1,075,814   Delta Air Lines, Inc.*                                         4,045,061
   282,143   Southwest Airlines Co.                                         3,930,252
                                                                      ---------------
                                                                            7,975,313
                                                                      ---------------
             ALTERNATIVE POWER
             GENERATION (0.2%)
 1,280,566   Calpine Corp.*                                                 4,353,924
                                                                      ---------------
             ALUMINUM (0.2%)
   140,522   Alcoa, Inc.                                                    3,671,840
                                                                      ---------------
             APPAREL/FOOTWEAR (1.3%)
    99,393   Cintas Corp.                                                   3,836,570
   126,695   Coach, Inc.*                                                   4,253,151
   123,591   Jones Apparel Group, Inc.                                $     3,836,265
    99,616   Liz Claiborne, Inc.                                            3,960,732
    45,888   Nike, Inc. (Class B)                                           3,973,901
    94,653   Reebok International Ltd.                                      3,959,335
    66,818   V.F. Corp.                                                     3,823,326
                                                                      ---------------
                                                                           27,643,280
                                                                      ---------------
             APPAREL/FOOTWEAR RETAIL (0.8%)
   189,487   Gap, Inc. (The)                                                3,742,368
   181,932   Limited Brands, Inc.                                           3,896,983
    60,430   Nordstrom, Inc.                                                4,107,427
   161,766   TJX Companies, Inc. (The)                                      3,939,002
                                                                      ---------------
                                                                           15,685,780
                                                                      ---------------
             AUTO PARTS: O.E.M. (0.9%)
   271,171   Dana Corp.                                                     4,070,277
   805,662   Delphi Corp.                                                   3,746,328
    64,717   Eaton Corp.                                                    3,876,548
    69,043   Johnson Controls, Inc.                                         3,889,192
   622,885   Visteon Corp.                                                  3,755,997
                                                                      ---------------
                                                                           19,338,342
                                                                      ---------------
             AUTOMOTIVE AFTERMARKET (0.4%)
   210,128   Cooper Tire & Rubber Co.                                       3,902,077
   280,843   Goodyear Tire & Rubber
               Co. (The)*                                                   4,184,561
                                                                      ---------------
                                                                            8,086,638
                                                                      ---------------
             BEVERAGES: ALCOHOLIC (0.6%)
    85,758   Anheuser-Busch Companies,
               Inc.                                                         3,923,428
    70,400   Brown-Forman Corp.
               (Class B)                                                    4,256,384
    67,478   Molson Coors Brewing Co.
               (Class B)                                                    4,183,636
                                                                      ---------------
                                                                           12,363,448
                                                                      ---------------
             BEVERAGES:
             NON-ALCOHOLIC (0.6%)
    94,522   Coca-Cola Co. (The)                                            3,946,294
   186,703   Coca-Cola Enterprises Inc.                                     4,109,333
   140,866   Pepsi Bottling Group, Inc.
               (The)                                                        4,030,176
                                                                      ---------------
                                                                           12,085,803
                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                   VALUE
-------------------------------------------------------------------------------------
             BIOTECHNOLOGY (1.4%)
    66,579   Amgen Inc.*                                              $     4,025,366
   110,455   Biogen Idec Inc.*                                              3,805,175
   110,763   Chiron Corp.*                                                  3,864,521
    66,306   Genzyme Corp.*                                                 3,984,328
    91,741   Gilead Sciences, Inc.*                                         4,035,687
   153,544   MedImmune, Inc.*                                               4,102,696
    77,269   Millipore Corp.*                                               4,383,470
                                                                      ---------------
                                                                           28,201,243
                                                                      ---------------
             BROADCASTING (0.4%)
   132,281   Clear Channel
               Communications, Inc.                                         4,091,451
   147,849   Univision Communications,
               Inc. (Class A)*                                              4,073,240
                                                                      ---------------
                                                                            8,164,691
                                                                      ---------------
             BUILDING PRODUCTS (0.4%)
    91,049   American Standard
               Companies, Inc.                                              3,816,774
   117,936   Masco Corp.                                                    3,745,647
                                                                      ---------------
                                                                            7,562,421
                                                                      ---------------
             CABLE/SATELLITE TV (0.2%)
   125,744   Comcast Corp. (Class A)*                                       3,860,341
                                                                      ---------------
             CASINO/GAMING (0.4%)
    56,221   Harrah's Entertainment, Inc.                                   4,051,847
   140,563   International Game
               Technology                                                   3,956,848
                                                                      ---------------
                                                                            8,008,695
                                                                      ---------------
             CHEMICALS: AGRICULTURAL (0.2%)
    61,735   Monsanto Co.                                                   3,881,279
                                                                      ---------------
             CHEMICALS: MAJOR
             DIVERSIFIED (1.1%)
    84,283   Dow Chemical Co. (The)                                         3,753,122
    84,570   Du Pont (E.I.) de Nemours &
               Co.                                                          3,637,356
    68,021   Eastman Chemical Co.                                           3,751,358
   135,904   Engelhard Corp.                                                3,880,059
   279,954   Hercules Inc.*                                                 3,961,349
    82,002   Rohm & Haas Co.                                                3,799,973
                                                                      ---------------
                                                                           22,783,217
                                                                      ---------------
             CHEMICALS: SPECIALTY (0.7%)
    63,935   Air Products & Chemicals,
               Inc.                                                   $     3,855,280
   119,570   Great Lakes Chemical Corp.                                     3,762,868
    82,703   Praxair, Inc.                                                  3,853,960
    69,051   Sigma-Aldrich Corp.                                            3,869,618
                                                                      ---------------
                                                                           15,341,726
                                                                      ---------------
             COMMERCIAL PRINTING/
             FORMS (0.2%)
   121,212   Donnelley (R.R.) & Sons Co.                                    4,183,026
                                                                      ---------------
             COMPUTER
             COMMUNICATIONS (0.6%)
   473,153   Avaya Inc.*                                                    3,936,633
   213,688   Cisco Systems, Inc.*                                           4,083,578
   120,551   QLogic Corp.*                                                  3,721,409
                                                                      ---------------
                                                                           11,741,620
                                                                      ---------------
             COMPUTER PERIPHERALS (0.6%)
   289,212   EMC Corp.*                                                     3,965,097
    59,641   Lexmark International, Inc.
               (Class A)*                                                   3,866,526
   138,925   Network Appliance, Inc.*                                       3,927,410
    42,000   Seagate Technology, Inc.
               (Escrow) (a)                                                         0
                                                                      ---------------
                                                                           11,759,033
                                                                      ---------------
             COMPUTER PROCESSING
             HARDWARE (1.1%)
   103,730   Apple Computer, Inc.*                                          3,818,301
   101,789   Dell, Inc.*                                                    4,021,683
 1,140,734   Gateway, Inc.*                                                 3,764,422
   174,543   Hewlett-Packard Co.                                            4,103,506
   107,174   NCR Corp.*                                                     3,763,951
 1,025,776   Sun Microsystems, Inc.*                                        3,826,144
                                                                      ---------------
                                                                           23,298,007
                                                                      ---------------
             CONSTRUCTION MATERIALS (0.2%)
    63,521   Vulcan Materials Co.                                           4,128,230
                                                                      ---------------
             CONTAINERS/PACKAGING (0.9%)
   103,459   Ball Corp.                                                     3,720,386
   142,234   Bemis Company, Inc.                                            3,774,890
   177,221   Pactiv Corp.*                                                  3,824,429
    75,859   Sealed Air Corp.*                                              3,777,020

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                   VALUE
-------------------------------------------------------------------------------------
   106,857   Temple-Inland Inc.                                       $     3,969,738
                                                                      ---------------
                                                                           19,066,463
                                                                      ---------------
             CONTRACT DRILLING (0.8%)
    67,683   Nabors Industries, Ltd.
               (Bermuda)*                                                   4,102,943
    66,159   Noble Corp.
               (Cayman Islands)                                             4,069,440
   131,198   Rowan Companies, Inc.*                                         3,897,893
    72,290   Transocean Inc.
               (Cayman Islands)*                                            3,901,491
                                                                      ---------------
                                                                           15,971,767
                                                                      ---------------
             DATA PROCESSING
             SERVICES (1.5%)
    77,988   Affiliated Computer Services,
               Inc. (Class A)*                                              3,985,187
    92,816   Automatic Data Processing,
               Inc.                                                         3,895,488
    89,691   Computer Sciences Corp.*                                       3,919,497
   296,029   Convergys Corp.*                                               4,209,532
    98,383   First Data Corp.                                               3,949,094
    97,371   Fiserv, Inc.*                                                  4,182,084
   129,561   Paychex, Inc.                                                  4,215,915
   119,306   SunGard Data Systems Inc.*                                     4,195,992
                                                                      ---------------
                                                                           32,552,789
                                                                      ---------------
             DEPARTMENT STORES (1.0%)
   159,300   Dillard's, Inc. (Class A)                                      3,730,806
    57,051   Federated Department
               Stores, Inc.                                                 4,180,697
    73,942   Kohl's Corp.*                                                  4,134,097
   103,995   May Department Stores Co.                                      4,176,439
    79,235   Penney (J.C.) Co., Inc.                                        4,166,176
                                                                      ---------------
                                                                           20,388,215
                                                                      ---------------
             DISCOUNT STORES (1.4%)
   295,981   Big Lots, Inc.*                                                3,918,788
    89,677   Costco Wholesale Corp.                                         4,019,323
   195,265   Dollar General Corp.                                           3,975,595
   156,474   Family Dollar Stores, Inc.                                     4,083,971
    26,333   Sears Holdings Corp.*                                          3,946,527
    76,687   Target Corp.                                                   4,172,540
    81,131   Wal-Mart Stores, Inc.                                    $     3,910,514
                                                                      ---------------
                                                                           28,027,258
                                                                      ---------------
             DRUGSTORE CHAINS (0.4%)
   141,277   CVS Corp.                                                      4,106,922
    86,701   Walgreen Co.                                                   3,987,379
                                                                      ---------------
                                                                            8,094,301
                                                                      ---------------
             ELECTRIC UTILITIES (5.3%)
   250,615   AES Corp. (The)*                                               4,105,074
   163,981   Allegheny Energy, Inc.*                                        4,135,601
    76,588   Ameren Corp.                                                   4,235,316
   116,738   American Electric Power
               Co., Inc.                                                    4,304,130
   319,388   CenterPoint Energy, Inc.                                       4,219,115
    95,346   Cinergy Corp.                                                  4,273,408
   286,433   CMS Energy Corp.*                                              4,313,681
    90,902   Consolidated Edison, Inc.                                      4,257,850
    75,305   Constellation Energy
               Group, Inc.                                                  4,344,345
    54,679   Dominion Resources, Inc.                                       4,012,892
    86,243   DTE Energy Co.                                                 4,033,585
   142,712   Duke Energy Corp.                                              4,242,828
   108,511   Edison International                                           4,400,121
    55,808   Entergy Corp.                                                  4,216,294
    85,752   Exelon Corp.                                                   4,401,650
    88,549   FirstEnergy Corp.                                              4,260,092
    97,098   FPL Group, Inc.                                                4,083,942
   111,872   PG&E Corp.                                                     4,199,675
    92,623   Pinnacle West Capital Corp.                                    4,117,092
    71,023   PPL Corp.                                                      4,217,346
    92,842   Progress Energy, Inc.                                          4,200,172
    72,184   Public Service Enterprise
               Group, Inc.                                                  4,390,231
   121,813   Southern Co. (The)                                             4,223,257
   222,340   TECO Energy, Inc.                                              4,204,449
    49,004   TXU Corp.                                                      4,071,742
   213,251   Xcel Energy, Inc.                                              4,162,660
                                                                      ---------------
                                                                          109,626,548
                                                                      ---------------
             ELECTRICAL PRODUCTS (0.8%)
   166,516   American Power Conversion
               Corp.                                                        3,928,112

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                   VALUE
-------------------------------------------------------------------------------------
    59,650   Cooper Industries Ltd.
               (Class A) (Bermuda)                                    $     3,811,635
    60,147   Emerson Electric Co.                                           3,767,007
   149,100   Molex Inc.                                                     3,882,564
                                                                      ---------------
                                                                           15,389,318
                                                                      ---------------
             ELECTRONIC COMPONENTS (0.6%)
   142,092   Jabil Circuit, Inc.*                                           4,366,487
   716,434   Sanmina-SCI Corp.*                                             3,918,894
   947,435   Solectron Corp.*                                               3,590,779
                                                                      ---------------
                                                                           11,876,160
                                                                      ---------------
             ELECTRONIC EQUIPMENT/
             INSTRUMENTS (1.5%)
   168,483   Agilent Technologies, Inc.*                                    3,878,479
 2,512,504   JDS Uniphase Corp.*                                            3,819,006
    78,843   Rockwell Automation, Inc.                                      3,840,443
   123,471   Scientific-Atlanta, Inc.                                       4,107,880
   359,253   Symbol Technologies, Inc.                                      3,545,827
   161,569   Tektronix, Inc.                                                3,759,711
   148,668   Thermo Electron Corp.*                                         3,994,709
   278,970   Xerox Corp.*                                                   3,846,996
                                                                      ---------------
                                                                           30,793,051
                                                                      ---------------
             ELECTRONIC PRODUCTION
             EQUIPMENT (0.7%)
   245,084   Applied Materials, Inc.                                        3,965,459
    86,932   KLA-Tencor Corp.                                               3,798,928
   150,255   Novellus Systems, Inc.*                                        3,712,801
   288,499   Teradyne, Inc.*                                                3,453,333
                                                                      ---------------
                                                                           14,930,521
                                                                      ---------------
             ELECTRONICS/APPLIANCE
             STORES (0.6%)
    61,067   Best Buy Co., Inc.                                             4,186,143
   246,505   Circuit City Stores - Circuit
               City Group                                                   4,262,071
   162,229   RadioShack Corp.                                               3,758,846
                                                                      ---------------
                                                                           12,207,060
                                                                      ---------------
             ELECTRONICS/APPLIANCES (0.6%)
   142,132   Eastman Kodak Co.                                              3,816,244
   275,285   Maytag Corp.                                                   4,310,963
    57,555   Whirlpool Corp.                                                4,035,181
                                                                      ---------------
                                                                           12,162,388
                                                                      ---------------
             ENGINEERING &
             CONSTRUCTION (0.2%)
    67,906   Fluor Corp.                                              $     3,910,707
                                                                      ---------------
             ENVIRONMENTAL SERVICES (0.4%)
   508,323   Allied Waste Industries, Inc.*                                 4,031,001
   136,183   Waste Management, Inc.                                         3,859,426
                                                                      ---------------
                                                                            7,890,427
                                                                      ---------------
             FINANCE/RENTAL/LEASING (1.7%)
    52,944   Capital One Financial Corp.                                    4,236,049
    98,777   CIT Group, Inc.                                                4,244,448
   106,734   Countrywide Financial Corp.                                    4,121,000
    69,382   Fannie Mae                                                     4,051,909
    60,758   Freddie Mac                                                    3,963,244
   187,695   MBNA Corp.                                                     4,910,101
   225,042   Providian Financial Corp.*                                     3,967,490
   109,480   Ryder System, Inc.                                             4,006,968
    79,746   SLM Corp.                                                      4,051,097
                                                                      ---------------
                                                                           37,552,306
                                                                      ---------------
             FINANCIAL CONGLOMERATES (1.2%)
    74,788   American Express Co.                                           3,980,965
    83,647   Citigroup, Inc.                                                3,867,001
   110,026   JPMorgan Chase & Co.                                           3,886,118
   100,587   Principal Financial Group,
               Inc.                                                         4,214,595
    65,116   Prudential Financial, Inc.                                     4,275,517
    84,910   State Street Corp.                                             4,096,908
                                                                      ---------------
                                                                           24,321,104
                                                                      ---------------
             FINANCIAL PUBLISHING/
             SERVICES (0.6%)
   118,090   Equifax, Inc.                                                  4,216,994
    91,258   McGraw-Hill Companies, Inc.
               (The)                                                        4,038,167
    90,508   Moody's Corp.                                                  4,069,240
                                                                      ---------------
                                                                           12,324,401
                                                                      ---------------
             FOOD DISTRIBUTORS (0.2%)
   112,640   SYSCO Corp.                                                    4,076,442
                                                                      ---------------
             FOOD RETAIL (0.8%)
   194,108   Albertson's, Inc.                                              4,014,153
   239,984   Kroger Co.*                                                    4,566,896
   178,882   Safeway Inc.                                                   4,040,944

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                   VALUE
-------------------------------------------------------------------------------------
   120,655   Supervalu, Inc.*                                         $     3,934,560
                                                                      ---------------
                                                                           16,556,553
                                                                      ---------------
             FOOD: MAJOR DIVERSIFIED (1.3%)
   133,205   Campbell Soup Co.                                              4,098,718
   164,379   ConAgra Foods Inc.                                             3,807,018
    77,458   General Mills, Inc.                                            3,624,260
   109,269   Heinz (H.J.) Co.                                               3,870,308
    91,541   Kellogg Co.                                                    4,068,082
    74,475   PepsiCo, Inc.                                                  4,016,437
   199,987   Sara Lee Corp.                                                 3,961,742
                                                                      ---------------
                                                                           27,446,565
                                                                      ---------------
             FOOD: SPECIALTY/CANDY (0.6%)
    63,433   Hershey Foods Corp.                                            3,939,189
   118,323   McCormick & Co., Inc.
               (Non-Voting)                                                 3,866,796
    59,812   Wrigley (Wm.) Jr. Co.                                          4,117,458
                                                                      ---------------
                                                                           11,923,443
                                                                      ---------------
             FOREST PRODUCTS (0.4%)
   166,237   Louisiana-Pacific Corp.                                        4,086,105
    58,473   Weyerhaeuser Co.                                               3,721,806
                                                                      ---------------
                                                                            7,807,911
                                                                      ---------------
             GAS DISTRIBUTORS (1.2%)
   860,481   Dynegy, Inc. (Class A)*                                        4,181,938
    99,087   KeySpan Corp.                                                  4,032,841
   101,171   Nicor Inc.                                                     4,165,210
   169,166   NiSource, Inc.                                                 4,183,475
    90,547   Peoples Energy Corp.                                           3,935,173
    98,922   Sempra Energy                                                  4,086,468
                                                                      ---------------
                                                                           24,585,105
                                                                      ---------------
             HOME BUILDING (0.6%)
    58,829   Centex Corp.                                                   4,157,445
    54,023   KB Home                                                        4,118,173
    48,527   Pulte Homes, Inc.                                              4,088,400
                                                                      ---------------
                                                                           12,364,018
                                                                      ---------------
             HOME FURNISHINGS (0.4%)
   150,654   Leggett & Platt, Inc.                                          4,004,383
   177,437   Newell Rubbermaid, Inc.                                        4,230,098
                                                                      ---------------
                                                                            8,234,481
                                                                      ---------------
             HOME IMPROVEMENT
             CHAINS (0.6%)
   100,794   Home Depot, Inc. (The)                                   $     3,920,887
    68,740   Lowe's Companies, Inc.                                         4,002,043
    87,690   Sherwin-Williams Co.                                           4,129,322
                                                                      ---------------
                                                                           12,052,252
                                                                      ---------------
             HOSPITAL/NURSING
             MANAGEMENT (0.8%)
    73,525   HCA, Inc.                                                      4,166,662
   161,757   Health Management
               Associates, Inc. (Class A)                                   4,234,798
   103,659   Manor Care, Inc.                                               4,118,372
   327,063   Tenet Healthcare Corp.*                                        4,003,251
                                                                      ---------------
                                                                           16,523,083
                                                                      ---------------
             HOTELS/RESORTS/
             CRUISELINES (0.8%)
    71,473   Carnival Corp. (Panama)                                        3,898,852
   171,954   Hilton Hotels Corp.                                            4,101,103
    60,068   Marriott International, Inc.
               (Class A)                                                    4,097,839
    67,720   Starwood Hotels & Resorts
             Worldwide, Inc.                                                3,966,360
                                                                      ---------------
                                                                           16,064,154
                                                                      ---------------
             HOUSEHOLD/PERSONAL
             CARE (1.5%)
    90,966   Alberto-Culver Co. (Class B)                                   3,941,557
   105,550   Avon Products, Inc.                                            3,995,067
    69,620   Clorox Co. (The)                                               3,879,226
    80,473   Colgate-Palmolive Co.                                          4,016,407
    76,916   Gillette Co. (The)                                             3,894,257
   105,550   International Flavors &
               Fragrances, Inc.                                             3,823,021
    60,829   Kimberly-Clark Corp.                                           3,807,287
    73,387   Procter & Gamble Co.
               (The)                                                        3,871,164
                                                                      ---------------
                                                                           31,227,986
                                                                      ---------------
             INDUSTRIAL CONGLOMERATES (1.7%)
    51,608   3M Co.                                                         3,731,258
    72,157   Danaher Corp.                                                  3,776,697

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                   VALUE
-------------------------------------------------------------------------------------
   109,222   General Electric Co.**                                   $     3,784,542
   104,138   Honeywell International, Inc.                                  3,814,575
    53,178   Ingersoll-Rand Co. Ltd.
               (Class A) (Bermuda)                                          3,794,250
    42,654   ITT Industries, Inc.                                           4,164,310
    52,171   Textron, Inc.                                                  3,957,170
   128,056   Tyco International Ltd.
               (Bermuda)                                                    3,739,235
    75,544   United Technologies Corp.                                      3,879,184
                                                                      ---------------
                                                                           34,641,221
                                                                      ---------------
             INDUSTRIAL MACHINERY (0.4%)
    47,553   Illinois Tool Works Inc.                                       3,789,023
    64,090   Parker Hannifin Corp.                                          3,974,221
                                                                      ---------------
                                                                            7,763,244
                                                                      ---------------
             INDUSTRIAL SPECIALTIES (0.4%)
   121,028   Ecolab Inc.                                                    3,916,466
    59,605   PPG Industries, Inc.                                           3,740,810
                                                                      ---------------
                                                                            7,657,276
                                                                      ---------------
             INFORMATION TECHNOLOGY
             SERVICES (0.7%)
   179,221   Citrix Systems, Inc.*                                          3,881,927
   202,435   Electronic Data Systems
               Corp.                                                        3,896,874
    51,966   International Business
               Machines Corp.                                               3,855,877
   572,938   Unisys Corp.*                                                  3,626,698
                                                                      ---------------
                                                                           15,261,376
                                                                      ---------------
             INSURANCE BROKERS/
             SERVICES (0.4%)
   168,008   AON Corp.                                                      4,206,920
   142,336   Marsh & McLennan
               Companies, Inc.                                              3,942,707
                                                                      ---------------
                                                                            8,149,627
                                                                      ---------------
             INTEGRATED OIL (0.7%)
    37,372   Amerada Hess Corp.                                             3,980,492
    67,318   Chevron Corp.                                                  3,764,423
    68,776   ConocoPhillips                                                 3,953,932
    65,195   Exxon Mobil Corp.                                              3,746,757
                                                                      ---------------
                                                                           15,445,604
                                                                      ---------------
             INTERNET SOFTWARE/
             SERVICES (0.4%)
   453,686   Siebel Systems, Inc.                                     $     4,037,805
   114,904   Yahoo!, Inc.*                                                  3,981,424
                                                                      ---------------
                                                                            8,019,229
                                                                      ---------------
             INVESTMENT BANKS/
             BROKERS (1.4%)
    38,409   Bear Stearns Companies,
               Inc. (The)                                                   3,992,231
   317,319   E*TRADE Group, Inc.*                                           4,439,293
    38,244   Goldman Sachs Group Inc.
               (The)                                                        3,901,653
    40,925   Lehman Brothers Holdings
               Inc.                                                         4,063,034
    71,091   Merrill Lynch & Co., Inc.                                      3,910,716
    77,262   Morgan Stanley (Note 4)                                        4,053,937
   355,782   Schwab (Charles) Corp.
               (The)                                                        4,013,221
                                                                      ---------------
                                                                           28,374,085
                                                                      ---------------
             INVESTMENT MANAGERS (1.0%)
   135,461   Federated Investors, Inc.
               (Class B)                                                    4,065,185
    55,327   Franklin Resources, Inc.                                       4,259,072
   262,144   Janus Capital Group, Inc.                                      3,942,646
   140,175   Mellon Financial Corp.                                         4,021,621
    64,812   Price (T.) Rowe Group, Inc.                                    4,057,231
                                                                      ---------------
                                                                           20,345,755
                                                                      ---------------
             LIFE/HEALTH INSURANCE (1.2%)
    95,455   AFLAC, Inc.                                                    4,131,292
    81,745   Jefferson-Pilot Corp.                                          4,121,583
    84,477   Lincoln National Corp.                                         3,963,661
    93,279   MetLife, Inc.                                                  4,191,958
    75,639   Torchmark Corp.                                                3,948,356
   220,907   UnumProvident Corp.                                            4,047,016
                                                                      ---------------
                                                                           24,403,866
                                                                      ---------------
             MAJOR BANKS (2.2%)
    87,202   Bank of America Corp.                                          3,977,283
   134,659   Bank of New York Co., Inc.
               (The)                                                        3,875,486
   101,106   BB&T Corp.                                                     4,041,207

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                   VALUE
-------------------------------------------------------------------------------------
    69,484   Comerica, Inc.                                           $     4,016,175
   169,282   Huntington Bancshares, Inc.                                    4,086,467
   120,953   KeyCorp                                                        4,009,592
   115,227   National City Corp.                                            3,931,545
    74,931   PNC Financial Services
               Group                                                        4,080,742
   119,224   Regions Financial Corp.                                        4,039,309
    54,128   SunTrust Banks, Inc.                                           3,910,207
    78,438   Wachovia Corp.                                                 3,890,525
    65,996   Wells Fargo & Co.                                              4,064,034
                                                                      ---------------
                                                                           47,922,572
                                                                      ---------------
             MAJOR
             TELECOMMUNICATIONS (1.2%)
    68,696   ALLTEL Corp.                                                   4,278,387
   207,899   AT&T Corp.                                                     3,958,397
   153,206   BellSouth Corp.                                                4,070,683
   167,832   SBC Communications, Inc.                                       3,986,010
   167,200   Sprint Corp. (FON Group)                                       4,195,048
   113,324   Verizon Communications Inc.                                    3,915,344
                                                                      ---------------
                                                                           24,403,869
                                                                      ---------------
             MANAGED HEALTH CARE (1.2%)
    50,244   Aetna, Inc.                                                    4,161,208
    93,888   Caremark Rx, Inc.*                                             4,179,894
    39,101   CIGNA Corp.                                                    4,184,980
   105,868   Humana, Inc.*                                                  4,207,194
    80,488   UnitedHealth Group, Inc.                                       4,196,644
    59,927   WellPoint Inc.*                                                4,173,316
                                                                      ---------------
                                                                           25,103,236
                                                                      ---------------
             MEDIA CONGLOMERATES (0.7%)
   148,680   Disney (Walt) Co. (The)                                        3,743,762
   233,515   News Corp Inc. (Class A)                                       3,778,273
   236,576   Time Warner, Inc.*                                             3,953,185
   118,570   Viacom Inc. (Class B)
               (Non-Voting)                                                 3,796,611
                                                                      ---------------
                                                                           15,271,831
                                                                      ---------------
             MEDICAL DISTRIBUTORS (0.6%)
    61,219   AmerisourceBergen Corp.                                        4,233,294
    69,830   Cardinal Health, Inc.                                          4,020,811
    97,507   McKesson Corp.                                                 4,367,339
                                                                      ---------------
                                                                           12,621,444
                                                                      ---------------
             MEDICAL SPECIALTIES (3.3%)
   190,979   Applera Corp. - Applied
               Biosystems Group                                       $     3,756,557
    57,775   Bard (C.R.), Inc.                                              3,842,615
    53,050   Bausch & Lomb, Inc.                                            4,403,150
   112,671   Baxter International, Inc.                                     4,180,094
    73,883   Becton, Dickinson & Co.                                        3,876,641
   107,290   Biomet, Inc.                                                   3,716,526
   136,888   Boston Scientific Corp.*                                       3,695,976
    65,742   Fisher Scientific International,
               Inc.*                                                        4,266,656
    54,785   Guidant Corp.                                                  3,687,031
   107,643   Hospira, Inc.*                                                 4,198,077
    74,577   Medtronic, Inc.                                                3,862,343
   140,943   Pall Corp.                                                     4,279,029
   202,538   PerkinElmer, Inc.                                              3,827,968
   104,333   St. Jude Medical, Inc.*                                        4,549,962
    82,503   Stryker Corp.                                                  3,923,843
   100,221   Waters Corp.*                                                  3,725,215
    49,142   Zimmer Holdings, Inc.*                                         3,743,146
                                                                      ---------------
                                                                           67,534,829
                                                                      ---------------
             MISCELLANEOUS COMMERCIAL
             SERVICES (0.2%)
   186,812   Sabre Holdings Corp.
               (Class A)                                                    3,726,899
                                                                      ---------------
             MISCELLANEOUS
             MANUFACTURING (0.2%)
   107,991   Dover Corp.                                                    3,928,713
                                                                      ---------------
             MOTOR VEHICLES (0.6%)
   351,928   Ford Motor Co.                                                 3,603,743
   116,965   General Motors Corp.                                           3,976,810
    79,987   Harley-Davidson, Inc.                                          3,967,355
                                                                      ---------------
                                                                           11,547,908
                                                                      ---------------
             MULTI-LINE INSURANCE (0.8%)
    71,462   American International
               Group, Inc.                                                  4,151,942
    54,653   Hartford Financial Services
               Group, Inc. (The)                                            4,086,951
    52,363   Loews Corp.                                                    4,058,133
    74,911   Safeco Corp.                                                   4,070,664
                                                                      ---------------
                                                                           16,367,690
                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                   VALUE
-------------------------------------------------------------------------------------
             OFFICE EQUIPMENT/
             SUPPLIES (0.4%)
    72,348   Avery Dennison Corp.                                     $     3,831,550
    92,063   Pitney Bowes, Inc.                                             4,009,344
                                                                      ---------------
                                                                            7,840,894
                                                                      ---------------
             OIL & GAS PIPELINES (0.6%)
   351,155   El Paso Corp.                                                  4,045,306
    50,232   Kinder Morgan, Inc.                                            4,179,302
   207,568   Williams Companies, Inc.
               (The)                                                        3,943,792
                                                                      ---------------
                                                                           12,168,400
                                                                      ---------------
             OIL & GAS PRODUCTION (1.8%)
    50,677   Anadarko Petroleum Corp.                                       4,163,116
    62,076   Apache Corp.                                                   4,010,110
    73,995   Burlington Resources, Inc.                                     4,087,484
    81,271   Devon Energy Corp.                                             4,118,814
    74,324   EOG Resources, Inc.                                            4,221,603
    52,192   Kerr-McGee Corp.                                               3,982,772
    52,082   Occidental Petroleum Corp.                                     4,006,668
    62,313   Unocal Corp.                                                   4,053,461
   116,757   XTO Energy Inc.                                                3,968,570
                                                                      ---------------
                                                                           36,612,598
                                                                      ---------------
             OIL REFINING/MARKETING (0.8%)
    58,325   Ashland, Inc.                                                  4,191,818
    75,961   Marathon Oil Corp.                                             4,054,039
    35,961   Sunoco, Inc.                                                   4,088,046
    52,199   Valero Energy Corp.                                            4,129,463
                                                                      ---------------
                                                                           16,463,366
                                                                      ---------------
             OILFIELD SERVICES/
             EQUIPMENT (1.0%)
    80,957   Baker Hughes Inc.                                              4,141,760
    77,556   BJ Services Co.                                                4,070,139
    89,228   Halliburton Co.                                                4,266,883
    81,816   National-Oilwell, Inc.*                                        3,889,533
    54,588   Schlumberger Ltd.
               (Netherlands Antilles)                                       4,145,413
                                                                      ---------------
                                                                           20,513,728
                                                                      ---------------
             OTHER CONSUMER
             SERVICES (0.8%)
    52,539   Apollo Group, Inc.
               (Class A)*                                             $     4,109,601
    70,495   Block (H.&R.), Inc.                                            4,113,383
   186,703   Cendant Corp.                                                  4,176,546
   109,680   eBay, Inc.*                                                    3,620,537
                                                                      ---------------
                                                                           16,020,067
                                                                      ---------------
             OTHER CONSUMER
             SPECIALTIES (0.2%)
    46,216   Fortune Brands, Inc.                                           4,103,981
                                                                      ---------------
             OTHER METALS/MINERALS (0.2%)
    40,569   Phelps Dodge Corp.                                             3,752,633
                                                                      ---------------
             PACKAGED SOFTWARE (2.6%)
   126,667   Adobe Systems, Inc.                                            3,625,209
   113,221   Autodesk, Inc.                                                 3,891,406
   234,456   BMC Software, Inc.*                                            4,208,485
   144,775   Computer Associates
               International, Inc.                                          3,978,417
   553,516   Compuware Corp.*                                               3,979,780
    90,234   Intuit Inc.*                                                   4,070,456
    98,848   Mercury Interactive Corp.*                                     3,791,809
   161,205   Microsoft Corp.**                                              4,004,332
   673,118   Novell, Inc.*                                                  4,173,332
   321,698   Oracle Corp.*                                                  4,246,414
   627,569   Parametric Technology
               Corp.*                                                       4,003,890
   189,961   Symantec Corp.*                                                4,129,752
   172,665   VERITAS Software Corp.*                                        4,213,026
                                                                      ---------------
                                                                           52,316,308
                                                                      ---------------
             PERSONNEL SERVICES (0.4%)
   137,650   Monster Worldwide Inc.*                                        3,947,802
   158,663   Robert Half International,
               Inc.                                                         3,961,815
                                                                      ---------------
                                                                            7,909,617
                                                                      ---------------
             PHARMACEUTICALS: GENERIC
             DRUGS (0.4%)
   212,059   Mylan Laboratories, Inc.                                       4,080,015
   128,679   Watson Pharmaceuticals,
               Inc.*                                                        3,803,751
                                                                      ---------------
                                                                            7,883,766
                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                   VALUE
-------------------------------------------------------------------------------------
             PHARMACEUTICALS: MAJOR (1.6%)
    84,429   Abbott Laboratories                                      $     4,137,865
   160,413   Bristol-Myers Squibb Co.                                       4,007,117
    59,641   Johnson & Johnson                                              3,876,665
    71,314   Lilly (Eli) & Co.                                              3,972,903
   123,207   Merck & Co., Inc.                                              3,794,776
   145,008   Pfizer, Inc.**                                                 3,999,321
   215,342   Schering-Plough Corp.                                          4,104,419
    94,590   Wyeth                                                          4,209,255
                                                                      ---------------
                                                                           32,102,321
                                                                      ---------------
             PHARMACEUTICALS: OTHER (0.6%)
    49,306   Allergan, Inc.                                                 4,202,843
   102,690   Forest Laboratories, Inc.*                                     3,989,507
   435,175   King Pharmaceuticals, Inc.*                                    4,534,524
                                                                      ---------------
                                                                           12,726,874
                                                                      ---------------
             PRECIOUS METALS (0.4%)
   103,003   Freeport-McMoRan Copper &
               Gold, Inc. (Class B)                                         3,856,432
    99,268   Newmont Mining Corp.                                           3,874,430
                                                                      ---------------
                                                                            7,730,862
                                                                      ---------------
             PROPERTY - CASUALTY
             INSURERS (1.4%)
    91,031   ACE Ltd. (Cayman Islands)                                      4,082,740
    69,336   Allstate Corp. (The)                                           4,142,826
    49,213   Chubb Corp. (The)                                              4,213,125
    97,012   Cincinnati Financial Corp.                                     3,837,795
    41,926   Progressive Corp. (The)                                        4,142,708
   106,030   St. Paul Travelers
               Companies, Inc. (The)                                        4,191,366
    53,786   XL Capital Ltd. (Class A)
               (Cayman Islands)                                             4,002,754
                                                                      ---------------
                                                                           28,613,314
                                                                      ---------------
             PUBLISHING: BOOKS/
             MAGAZINES (0.2%)
    83,203   Meredith Corp.                                                 4,081,939
                                                                      ---------------
             PUBLISHING: NEWSPAPERS (0.9%)
   112,171   Dow Jones & Co., Inc.                                          3,976,462
    52,908   Gannett Co., Inc.                                              3,763,346
    63,997   Knight-Ridder, Inc.                                            3,925,576
   123,437   New York Times Co. (The)
               (Class A)                                              $     3,845,063
   110,209   Tribune Co.                                                    3,877,153
                                                                      ---------------
                                                                           19,387,600
                                                                      ---------------
             PULP & PAPER (0.5%)
   120,041   Georgia-Pacific Corp.                                          3,817,304
   117,101   International Paper Co.                                        3,537,621
   134,113   MeadWestvaco Corp.                                             3,760,529
                                                                      ---------------
                                                                           11,115,454
                                                                      ---------------
             RAILROADS (0.7%)
    78,422   Burlington Northern Santa
               Fe Corp.                                                     3,692,108
    91,863   CSX Corp.                                                      3,918,876
   120,514   Norfolk Southern Corp.                                         3,731,113
    59,409   Union Pacific Corp.                                            3,849,703
                                                                      ---------------
                                                                           15,191,800
                                                                      ---------------
             REAL ESTATE INVESTMENT
             TRUSTS (1.4%)
   101,937   Apartment Investment &
               Management Co. (Class A)                                     4,171,262
   107,063   Archstone-Smith Trust                                          4,134,773
   122,385   Equity Office Properties
               Trust                                                        4,050,944
   111,885   Equity Residential                                             4,119,606
   108,018   Plum Creek Timber Co., Inc.                                    3,921,053
    99,507   ProLogis                                                       4,004,162
    56,526   Simon Property Group, Inc.                                     4,097,570
                                                                      ---------------
                                                                           28,499,370
                                                                      ---------------
             RECREATIONAL PRODUCTS (0.8%)
    91,595   Brunswick Corp.                                                3,967,895
    68,871   Electronic Arts, Inc.*                                         3,898,787
   192,146   Hasbro, Inc.                                                   3,994,715
   217,401   Mattel, Inc.                                                   3,978,438
                                                                      ---------------
                                                                           15,839,835
                                                                      ---------------
             REGIONAL BANKS (2.2%)
   155,450   AmSouth Bancorporation                                         4,041,700
    88,354   Compass Bancshares, Inc.                                       3,975,930
    95,495   Fifth Third Bancorp                                            3,935,349
    95,443   First Horizon National Corp.                                   4,027,695

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                   VALUE
-------------------------------------------------------------------------------------
    39,165   M&T Bank Corp.                                           $     4,118,591
    92,823   Marshall & Ilsley Corp.                                        4,125,982
   140,125   North Fork Bancorporation,
               Inc.                                                         3,936,111
    90,117   Northern Trust Corp.                                           4,108,434
   141,516   Synovus Financial Corp.                                        4,057,264
   134,476   U.S. Bancorp                                                   3,926,699
    55,518   Zions Bancorporation                                           4,082,239
                                                                      ---------------
                                                                           44,335,994
                                                                      ---------------
             RESTAURANTS (1.0%)
   126,464   Darden Restaurants, Inc.                                       4,170,783
   136,888   McDonald's Corp.                                               3,798,642
    74,617   Starbucks Corp.*                                               3,854,714
    88,926   Wendy's International, Inc.                                    4,237,324
    77,678   Yum! Brands, Inc.                                              4,045,470
                                                                      ---------------
                                                                           20,106,933
                                                                      ---------------
             SAVINGS BANKS (0.6%)
    62,531   Golden West Financial Corp.                                    4,025,746
   177,221   Sovereign Bancorp, Inc.                                        3,959,117
    97,560   Washington Mutual, Inc.                                        3,969,716
                                                                      ---------------
                                                                           11,954,579
                                                                      ---------------
             SEMICONDUCTORS (3.2%)
   239,296   Advanced Micro Devices,
               Inc.*                                                        4,149,393
   200,448   Altera Corp.*                                                  3,972,879
   109,106   Analog Devices, Inc.                                           4,070,745
 1,433,125   Applied Micro Circuits
               Corp.*                                                       3,668,800
   116,606   Broadcom Corp. (Class A)*                                      4,140,679
   198,352   Freescale Semiconductor
               Inc. (Class B)*                                              4,201,095
   153,883   Intel Corp.**                                                  4,010,191
   105,410   Linear Technology Corp.                                        3,867,493
   526,271   LSI Logic Corp.*                                               4,468,041
   103,379   Maxim Integrated Products,
               Inc.                                                         3,950,112
   380,845   Micron Technology, Inc.*                                       3,888,427
   192,197   National Semiconductor
               Corp.                                                        4,234,100
   154,797   NVIDIA Corp.*                                                  4,136,176
   447,548   PMC - Sierra, Inc.*                                      $     4,175,623
   152,757   Texas Instruments Inc.                                         4,287,889
   149,802   Xilinx, Inc.                                                   3,819,951
                                                                      ---------------
                                                                           65,041,594
                                                                      ---------------
             SERVICES TO THE HEALTH
             INDUSTRY (1.0%)
    79,872   Express Scripts, Inc.
               (Class A)*                                                   3,992,003
   167,712   IMS Health Inc.                                                4,154,226
    83,333   Laboratory Corp. of
               America Holdings*                                            4,158,317
    79,250   Medco Health Solutions
               Inc.*                                                        4,228,780
    77,744   Quest Diagnostics Inc.                                         4,141,423
                                                                      ---------------
                                                                           20,674,749
                                                                      ---------------
             SPECIALTY INSURANCE (0.6%)
    55,614   Ambac Financial Group, Inc.                                    3,879,633
    68,166   MBIA Inc.                                                      4,042,925
    64,360   MGIC Investment Corp.                                          4,197,559
                                                                      ---------------
                                                                           12,120,117
                                                                      ---------------
             SPECIALTY STORES (1.6%)
   205,178   AutoNation, Inc.*                                              4,210,253
    44,397   AutoZone, Inc.*                                                4,104,947
    96,115   Bed Bath & Beyond Inc.*                                        4,015,685
   175,652   Office Depot, Inc.*                                            4,011,892
   129,815   OfficeMax Inc.                                                 3,864,593
   188,497   Staples, Inc.                                                  4,018,756
   120,222   Tiffany & Co.                                                  3,938,473
   150,034   Toys 'R' Us, Inc.*                                             3,972,900
                                                                      ---------------
                                                                           32,137,499
                                                                      ---------------
             SPECIALTY
             TELECOMMUNICATIONS (0.6%)
   117,402   CenturyTel, Inc.                                               4,065,631
   308,450   Citizens Communications
               Co.                                                          4,145,568
 1,087,604   Qwest Communications
               International, Inc.*                                         4,035,011
                                                                      ---------------
                                                                           12,246,210
                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                   VALUE
-------------------------------------------------------------------------------------
             STEEL (0.5%)
   173,479   Allegheny Technologies Inc.                              $     3,826,947
    73,027   Nucor Corp.                                                    3,331,492
    96,376   United States Steel Corp.                                      3,312,443
                                                                      ---------------
                                                                           10,470,882
                                                                      ---------------
             TELECOMMUNICATION
             EQUIPMENT (1.8%)
   189,181   ADC Telecommunications,
               Inc.                                                         4,118,470
   318,350   Andrew Corp.*                                                  4,062,146
 1,746,164   CIENA Corp.*                                                   3,649,483
   160,588   Comverse Technology, Inc.*                                     3,797,906
   251,103   Corning Inc.*                                                  4,173,332
 1,365,469   Lucent Technologies Inc.*                                      3,973,515
   229,178   Motorola, Inc.                                                 4,184,790
   113,681   QUALCOMM, Inc.                                                 3,752,610
   480,245   Tellabs, Inc.*                                                 4,178,132
                                                                      ---------------
                                                                           35,890,384
                                                                      ---------------
             TOBACCO (0.6%)
    60,551   Altria Group, Inc.                                             3,915,228
    49,263   Reynolds American, Inc.                                        3,881,924
    86,374   UST, Inc.                                                      3,943,837
                                                                      ---------------
                                                                           11,740,989
                                                                      ---------------
             TOOLS/HARDWARE (0.6%)
    46,530   Black & Decker Corp.                                           4,180,721
   119,648   Snap-On, Inc.                                                  4,103,926
    86,751   Stanley Works (The)                                            3,950,641
                                                                      ---------------
                                                                           12,235,288
                                                                      ---------------
             TRUCKS/CONSTRUCTION/
             FARM MACHINERY (0.9%)
    40,652   Caterpillar Inc.                                               3,874,542
    53,485   Cummins Inc.                                                   3,990,516
    58,438   Deere & Co.                                                    3,827,105
   116,963   Navistar International Corp.*                                  3,742,816
    54,899   PACCAR, Inc.                                                   3,733,132
                                                                      ---------------
                                                                           19,168,111
                                                                      ---------------
             WHOLESALE DISTRIBUTORS (0.4%)
    92,448   Genuine Parts Co.                                              3,798,688
    70,812   Grainger (W.W.), Inc.                                          3,879,789
                                                                      ---------------
                                                                            7,678,477
                                                                      ---------------
             WIRELESS
             TELECOMMUNICATIONS (0.2%)
   129,848   Nextel Communications, Inc.
              (Class A)*                                              $     4,195,389
                                                                      ---------------
             Total Common Stocks
              (COST $1,258,260,704)                                     2,001,560,477
                                                                      ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
             SHORT-TERM INVESTMENT (2.3%)
             REPURCHASE AGREEMENT
$   47,657   Joint repurchase agreement
              account 3.35% due
              07/01/05 (dated
              06/30/05; proceeds
              $47,661,435)(b)
              (COST $47,657,000)                                           47,657,000
                                                                      ---------------
TOTAL INVESTMENTS
(COST $1,305,917,704) (c) (d)                            100.0%         2,049,217,477
LIABILITIES IN EXCESS OF
  OTHER ASSETS                                            (0.0)              (919,008)
                                                         -----        ---------------
NET ASSETS                                               100.0%       $ 2,048,298,469
                                                         =====        ===============

----------
     *    NON-INCOME PRODUCING SECURITY.
     ** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT TOTALING $1,770,750.
     (a) A SECURITY WITH TOTAL MARKET VALUE EQUAL TO $0 HAS BEEN VALUED AT ITS FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
     (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $37,097,054 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
     (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $1,309,673,542. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $765,610,506 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $26,066,571, RESULTING IN NET UNREALIZED APPRECIATION OF $739,543,935.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT JUNE 30, 2005:

                     DESCRIPTION,       UNDERLYING
NUMBER                 DELIVERY            FACE            UNREALIZED
OF          LONG/       MONTH             AMOUNT          APPRECIATION/
CONTRACTS   SHORT      AND YEAR          AT VALUE         DEPRECIATION
-----------------------------------------------------------------------
   60       Long     S&P Midcap
                     400 Index        $  20,650,500       $     190,200
                     September/
                     2005
   61       Long     S&P 500 Index       18,231,375            (176,733)
                     September/
                     2005
                                                          -------------
                     Net unrealized
                     appreciation                         $      13,467
                                                          =============

SUMMARY OF INVESTMENTS

                                                                 PERCENT OF
SECTOR                                           VALUE           NET ASSETS
---------------------------------------------------------------------------
Finance                                    $   332,960,379          16.2%
Electronic Technology                          237,965,742          11.6
Health Technology                              148,449,033           7.2
Retail Trade                                   145,148,918           7.0
Utilities                                      138,565,577           6.8
Consumer Non-Durables                          134,431,514           6.6
Producer Manufacturing                         115,632,264           5.7
Consumer Services                              110,966,251           5.4
Technology Services                            108,149,702           5.3
Consumer Durables                               84,574,537           4.1
Process Industries                              83,811,448           4.1
Energy Minerals                                 68,521,568           3.4
Health Services                                 62,301,068           3.0
Industrial Services                             60,455,029           3.0
Repurchase Agreement                            47,657,000           2.3
Communications                                  40,845,468           2.0
Non-Energy Minerals                             37,562,358           1.8
Commercial Services                             36,125,357           1.8
Transportation                                  30,717,901           1.5
Distribution Services                           24,376,363           1.2
                                           ---------------         -----
                                           $ 2,049,217,477*        100.0%
                                           ===============         =====

----------
     * DOES NOT INCLUDE OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $38,881,875 WITH A NET UNREALIZED APPRECIATION OF $13,467.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005

ASSETS:
Investments in securities, at value
 (cost $1,305,917,704)                                         $ 2,049,217,477
Receivable for:
 Shares of beneficial interest sold                                  3,065,899
 Dividends                                                           2,162,396
Prepaid expenses and other assets                                      130,606
                                                               ---------------
    TOTAL ASSETS                                                 2,054,576,378
                                                               ---------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed                              4,630,747
 Distribution fee                                                      863,048
 Investment advisory fee                                               201,623
 Variation margin                                                      177,350
 Administration fee                                                    134,997
Accrued expenses and other payables                                    270,144
                                                               ---------------
    TOTAL LIABILITIES                                                6,277,909
                                                               ---------------
    NET ASSETS                                                 $ 2,048,298,469
                                                               ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                $ 1,259,670,258
Net unrealized appreciation                                        743,313,240
Accumulated undistributed net
 investment income                                                   5,022,320
Accumulated undistributed net
 realized gain                                                      40,292,651
                                                               ---------------
    NET ASSETS                                                 $ 2,048,298,469
                                                               ===============
CLASS A SHARES:
Net Assets                                                     $   729,439,561
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                        19,407,995
    NET ASSET VALUE PER SHARE                                  $         37.58
                                                               ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET
    ASSET VALUE)                                               $         39.66
                                                               ===============
CLASS B SHARES:
Net Assets                                                     $   767,445,183
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                        20,685,010
    NET ASSET VALUE PER SHARE                                  $         37.10
                                                               ===============
CLASS C SHARES:
Net Assets                                                     $    92,529,006
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                         2,527,895
    NET ASSET VALUE PER SHARE                                  $         36.60
                                                               ===============
CLASS D SHARES:
Net Assets                                                     $   458,884,719
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                        12,150,328
    NET ASSET VALUE PER SHARE                                  $         37.77
                                                               ===============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2005

NET INVESTMENT INCOME:
INCOME
Dividends                                                      $    28,789,407
Interest                                                             1,384,138
                                                               ---------------
    TOTAL INCOME                                                    30,173,545
                                                               ---------------
EXPENSES
Distribution fee (Class A shares)                                      488,393
Distribution fee (Class B shares)                                   12,123,982
Distribution fee (Class C shares)                                      796,043
Investment advisory fee                                              4,134,978
Transfer agent fees and expenses                                     2,476,594
Administration fee                                                   1,043,173
Shareholder reports and notices                                        160,124
Registration fees                                                      147,335
Custodian fees                                                          98,111
Professional fees                                                       66,658
Trustees' fees and expenses                                             35,335
Other                                                                  315,565
                                                               ---------------
    TOTAL EXPENSES                                                  21,886,291
                                                               ---------------
    NET INVESTMENT INCOME                                            8,287,254
                                                               ---------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
Investments                                                         54,588,473
Futures contracts                                                    4,994,781
                                                               ---------------
    NET REALIZED GAIN                                               59,583,254
                                                               ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                        107,841,460
Futures contracts                                                     (359,880)
                                                               ---------------
    NET APPRECIATION                                               107,481,580
                                                               ---------------
    NET GAIN                                                       167,064,834
                                                               ---------------
NET INCREASE                                                   $   175,352,088
                                                               ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE YEAR         FOR THE YEAR
                                                                          ENDED                ENDED
                                                                      JUNE 30, 2005        JUNE 30, 2004
                                                                    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                               $       8,287,254    $         698,028
Net realized gain                                                          59,583,254           14,164,314
Net change in unrealized appreciation                                     107,481,580          296,927,455
                                                                    -----------------    -----------------

    NET INCREASE                                                          175,352,088          311,789,797
                                                                    -----------------    -----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares                                                           (386,015)            (141,631)
    Class B shares                                                                 --             (448,627)
    Class C shares                                                                 --              (67,297)
    Class D shares                                                         (2,845,605)            (704,057)

Net realized gain
    Class A shares                                                         (1,323,954)          (2,540,159)
    Class B shares                                                        (23,233,359)         (70,385,714)
    Class C shares                                                         (1,392,512)          (2,962,917)
    Class D shares                                                         (6,457,707)         (10,627,956)
                                                                    -----------------    -----------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                                     (35,639,152)         (87,878,358)
                                                                    -----------------    -----------------

Net increase from transactions in shares of beneficial interest           200,493,084          345,175,379
                                                                    -----------------    -----------------

    NET INCREASE                                                          340,206,020          569,086,818

NET ASSETS:
Beginning of period                                                     1,708,092,449        1,139,005,631
                                                                    -----------------    -----------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$5,022,320 AND $469,858, RESPECTIVELY)                              $   2,048,298,469    $   1,708,092,449
                                                                    =================    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Equally-Weighted S&P 500 Fund (formerly Morgan Stanley Value-Added Market Series - Equity Portfolio) (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective June 1, 2005, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.12% to the portion of daily net assets not exceeding $2 billion and 0.10% to the portion of daily net assets in excess of $2 billion.

For the period November 1, 2004 to June 1, 2005, the Fund paid the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.12% to the Fund's daily net assets.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.425% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.40% to the portion of daily net assets in excess of $2 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $45,839,101 at June 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended June 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended June 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $1,137,211 and $22,667, respectively and received $480,913 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended June 30, 2005 aggregated $417,677,277 and $254,937,780, respectively. Included in the aforementioned are purchases of Morgan Stanley common stock, an affiliate of the Investment Adviser, Administrator and Distributor, of $792,988 and sales of $60,201, including a realized loss of $543.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At June 30, 2005, the Fund had transfer agent fees and expenses payable of approximately $32,300.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended June 30, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $9,256. At June 30, 2005, the Fund had an accrued pension liability of $74,154 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                       FOR THE YEAR                        FOR THE YEAR
                                                           ENDED                               ENDED
                                                       JUNE 30, 2005                       JUNE 30, 2004
                                              --------------------------------    --------------------------------
                                                  SHARES            AMOUNT            SHARES            AMOUNT
                                              --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                               1,866,922    $   67,382,970         1,164,001    $   38,383,031
Conversion from Class B                           16,800,206       596,406,429                --                --
Reinvestment of dividends and distributions           42,798         1,589,944            77,729         2,449,256
Redeemed                                          (1,162,506)      (42,314,935)         (317,517)      (10,440,928)
                                              --------------    --------------    --------------    --------------
Net increase -- Class A                           17,547,420       623,064,408           924,213        30,391,359
                                              --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                               7,542,953       265,962,195         9,959,048       325,925,131
Conversion to Class A                            (16,997,255)     (596,406,429)               --                --
Reinvestment of dividends and distributions          557,306        20,520,007         1,990,617        62,346,129
Redeemed                                          (7,485,063)     (263,706,209)       (6,664,187)     (217,788,419)
                                              --------------    --------------    --------------    --------------
Net increase (decrease) -- Class B               (16,382,059)     (573,630,436)        5,285,478       170,482,841
                                              --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                                 925,194        32,344,651         1,166,771        37,662,752
Reinvestment of dividends and distributions           36,003         1,307,622            93,182         2,880,284
Redeemed                                            (432,168)      (15,117,148)         (328,062)      (10,638,621)
                                              --------------    --------------    --------------    --------------
Net increase -- Class C                              529,029        18,535,125           931,891        29,904,415
                                              --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                               5,762,966       205,960,808         5,943,126       197,833,088
Reinvestment of dividends and distributions          212,137         7,908,463           299,739         9,477,735
Redeemed                                          (2,255,633)      (81,345,284)       (2,993,887)      (92,914,059)
                                              --------------    --------------    --------------    --------------
Net increase -- Class D                            3,719,470       132,523,987         3,248,978       114,396,764
                                              --------------    --------------    --------------    --------------
Net increase in Fund                               5,413,860    $  200,493,084        10,390,560    $  345,175,379
                                              ==============    ==============    ==============    ==============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                 FOR THE YEAR    FOR THE YEAR
                                     ENDED           ENDED
                                 JUNE 30, 2005   JUNE 30, 2004
                                 -------------   -------------
Ordinary income                  $  17,307,953   $   1,228,796
Long-term capital gains             18,331,199      86,649,562
                                 -------------   -------------
Total distributions              $  35,639,152   $  87,878,358
                                 =============   =============

As of June 30, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income    $  19,664,580
Undistributed long-term gains       29,495,430
                                 -------------
Net accumulated earnings            49,160,010
Temporary differences                  (75,734)
Net unrealized appreciation        739,543,935
                                 -------------
Total accumulated earnings       $ 788,628,211
                                 =============

As of June 30, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, mark-to-market of open futures contracts and tax adjustments on real estate investment trusts ("REITs") held by the Fund and permanent book/tax differences primarily attributable to tax adjustments on REITs sold by the Fund and nondeductible expenses. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged $503,172, paid-in-capital was charged $19,112 and accumulated undistributed net realized gain was credited $522,284.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                      FOR THE YEAR ENDED JUNE 30
                                              ---------------------------------------------------------------------------
                                                 2005            2004            2003            2002            2001
                                              -----------     -----------     -----------     -----------     -----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period          $     34.88     $     29.36     $     29.59     $     32.08     $     34.80
                                              -----------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
  Net investment income@                             0.33            0.22            0.23            0.23            0.27
  Net realized and unrealized gain (loss)            3.17            7.54           (0.34)          (2.32)           3.57
                                              -----------     -----------     -----------     -----------     -----------
Total income (loss) from investment
 operations                                          3.50            7.76           (0.11)          (2.09)           3.84
                                              -----------     -----------     -----------     -----------     -----------
Less dividends and distributions from:
  Net investment income                             (0.18)          (0.12)          (0.11)          (0.36)          (0.27)
  Net realized gain                                 (0.62)          (2.12)          (0.01)          (0.04)          (6.29)
                                              -----------     -----------     -----------     -----------     -----------
Total dividends and distributions                   (0.80)          (2.24)          (0.12)          (0.40)          (6.56)
                                              -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                $     37.58     $     34.88     $     29.36     $     29.59     $     32.08
                                              ===========     ===========     ===========     ===========     ===========

TOTAL RETURN+                                       10.07%          27.26%          (0.32)%         (6.53)%         12.37%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             0.70%           0.86%           0.89%           0.85%           0.84%
Net investment income                                0.91%           0.66%           0.88%           0.73%           0.83%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $   729,440     $    64,890     $    27,491     $    19,625     $    20,652
Portfolio turnover rate                                14%             11%             25%              9%              5%

----------
 @ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                      FOR THE YEAR ENDED JUNE 30
                                              ---------------------------------------------------------------------------
                                                 2005            2004            2003            2002            2001
                                              -----------     -----------     -----------     -----------     -----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period          $     34.52     $     29.20     $     29.54     $     31.91     $     34.76
                                              -----------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
  Net investment income (loss)@                      0.06           (0.04)           0.03           (0.01)           0.03
  Net realized and unrealized gain (loss)            3.14            7.49           (0.35)          (2.30)           3.54
                                              -----------     -----------     -----------     -----------     -----------
Total income (loss) from investment
 operations                                          3.20            7.45           (0.32)          (2.31)           3.57
                                              -----------     -----------     -----------     -----------     -----------
Less dividends and distributions from:
  Net investment income                              0.00           (0.01)          (0.01)          (0.02)          (0.13)
  Net realized gain                                 (0.62)          (2.12)          (0.01)          (0.04)          (6.29)
                                              -----------     -----------     -----------     -----------     -----------
Total dividends and distributions                   (0.62)          (2.13)          (0.02)          (0.06)          (6.42)
                                              -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                $     37.10     $     34.52     $     29.20     $     29.54     $     31.91
                                              ===========     ===========     ===========     ===========     ===========

TOTAL RETURN+                                        9.29%          26.29%          (1.08)%         (7.23)%         11.50%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             1.45%           1.63%           1.65%           1.60%           1.59%
Net investment income (loss)                         0.16%          (0.11)%          0.12%          (0.02)%          0.08%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $   767,445     $ 1,279,687     $   928,148     $ 1,037,039     $ 1,092,195
Portfolio turnover rate                                14%             11%             25%              9%              5%

----------
 @ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                      FOR THE YEAR ENDED JUNE 30
                                              ---------------------------------------------------------------------------
                                                 2005            2004            2003            2002            2001
                                              -----------     -----------     -----------     -----------     -----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period          $     34.07     $     28.87     $     29.22     $     31.76     $     34.61
                                              -----------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
  Net investment income (loss)@                      0.06           (0.03)           0.03           (0.01)           0.04
  Net realized and unrealized gain (loss)            3.09            7.40           (0.35)          (2.28)           3.53
                                              -----------     -----------     -----------     -----------     -----------
Total income (loss) from investment
 operations                                          3.15            7.37           (0.32)          (2.29)           3.57
                                              -----------     -----------     -----------     -----------     -----------
Less dividends and distributions from:
  Net investment income                              0.00           (0.05)          (0.02)          (0.21)          (0.13)
  Net realized gain                                 (0.62)          (2.12)          (0.01)          (0.04)          (6.29)
                                              -----------     -----------     -----------     -----------     -----------
Total dividends and distributions                   (0.62)          (2.17)          (0.03)          (0.25)          (6.42)
                                              -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                $     36.60     $     34.07     $     28.87     $     29.22     $     31.76
                                              ===========     ===========     ===========     ===========     ===========

TOTAL RETURN+                                        9.26%          26.31%          (1.09)%         (7.23)%         11.57%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             1.45%           1.63%           1.65%           1.60%           1.54%
Net investment income (loss)                         0.16%          (0.11)%          0.12%          (0.02)%          0.13%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $    92,529     $    68,101     $    30,809     $    23,962     $    11,063
Portfolio turnover rate                                14%             11%             25%              9%              5%

----------
 @ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                      FOR THE YEAR ENDED JUNE 30
                                              ---------------------------------------------------------------------------
                                                 2005            2004            2003            2002            2001
                                              -----------     -----------     -----------     -----------     -----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period          $     35.04     $     29.44     $     29.63     $     32.19     $     34.88
                                              -----------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
  Net investment income@                             0.42            0.30            0.30            0.30            0.38
  Net realized and unrealized gain (loss)            3.20            7.56           (0.34)          (2.33)           3.54
                                              -----------     -----------     -----------     -----------     -----------
Total income (loss) from investment
 operations                                          3.62            7.86           (0.04)          (2.03)           3.92
                                              -----------     -----------     -----------     -----------     -----------
Less dividends and distributions from:
  Net investment income                             (0.27)          (0.14)          (0.14)          (0.49)          (0.32)
  Net realized gain                                 (0.62)          (2.12)          (0.01)          (0.04)          (6.29)
                                              -----------     -----------     -----------     -----------     -----------
Total dividends and distributions                   (0.89)          (2.26)          (0.15)          (0.53)          (6.61)
                                              -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                $     37.77     $     35.04     $     29.44     $     29.63     $     32.19
                                              ===========     ===========     ===========     ===========     ===========

TOTAL RETURN+                                       10.38%          27.55%          (0.09)%         (6.28)%         12.59%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             0.45%           0.63%           0.65%           0.60%           0.60%
Net investment income                                1.16%           0.89%           1.12%           0.98%           1.07%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $   458,885     $   295,414     $   152,558     $    98,886     $    14,078
Portfolio turnover rate                                14%             11%             25%              9%              5%

----------
 @ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Equally-Weighted S&P 500 Fund, formerly Morgan Stanley Value-Added Market Series -- Equity Portfolio (the "Fund"), including the portfolio of investments, as of June 30, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Equally-Weighted S&P 500 Fund as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 15, 2005

MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                       TERM OF                                  IN FUND
                                        POSITION(S)  OFFICE AND                                 COMPLEX
       NAME, AGE AND ADDRESS OF          HELD WITH   LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN       OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE           REGISTRANT  TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***      HELD BY TRUSTEE
--------------------------------------- ----------- ------------ --------------------------- ------------- ------------------------
Michael Bozic (64)                      Trustee     Since        Private Investor; Director  197           Director of various
c/o Kramer Levin Naftalis & Frankel LLP             April 1994   or Trustee of the Retail                  business organizations.
Counsel to the Independent Trustees                              Funds (since April 1994)
1177 Avenue of the Americas                                      and the Institutional Funds
New York, NY 10036                                               (since July 2003); formerly
                                                                 Vice Chairman of Kmart
                                                                 Corporation (December
                                                                 1998-October 2000),
                                                                 Chairman and Chief
                                                                 Executive Officer of Levitz
                                                                 Furniture Corporation
                                                                 (November 1995-November
                                                                 1998) and President and
                                                                 Chief Executive Officer of
                                                                 Hills Department Stores
                                                                 (May 1991-July 1995);
                                                                 formerly variously
                                                                 Chairman, Chief Executive
                                                                 Officer, President and
                                                                 Chief Operating Officer
                                                                 (1987-1991) of the Sears
                                                                 Merchandise Group of Sears,
                                                                 Roebuck & Co.

Edwin J. Garn (72)                      Trustee     Since        Consultant; Director or     197           Director of Franklin
1031 N. Chartwell Court                             January 1993 Trustee of the Retail Funds               Covey (time management
Salt Lake City, UT 84103                                         (since January 1993) and                  systems), BMW Bank of
                                                                 the Institutional Funds                   North America, Inc.
                                                                 (since July 2003); member                 (industrial loan
                                                                 of the Utah Regional                      corporation), Escrow
                                                                 Advisory Board of Pacific                 Bank USA (industrial
                                                                 Corp. (Utility Company);                  loan corporation),
                                                                 formerly Managing Director                United Space Alliance
                                                                 of Summit Ventures LLC                    (joint venture between
                                                                 (Lobbying and Consulting                  Lockheed Martin and the
                                                                 Firm) (2000-2004); United                 Boeing Company) and
                                                                 States Senator (R-Utah)                   Nuskin Asia Pacific
                                                                 (1974-1992) and Chairman,                 (multilevel marketing);
                                                                 Senate Banking Committee                  member of the board of
                                                                 (1980-1986), Mayor of Salt                various civic and
                                                                 Lake City, Utah                           charitable
                                                                 (1971-1974), Astronaut,                   organizations.
                                                                 Space Shuttle Discovery
                                                                 (April 12-19, 1985), and
                                                                 Vice Chairman, Huntsman
                                                                 Corporation (chemical
                                                                 company).

Wayne E. Hedien (71)                    Trustee     Since        Retired; Director or        197           Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP             September    Trustee of the Retail Funds               Group Inc. (private
Counsel to the Independent Trustees                 1997         (since September 1997) and                mortgage insurance);
1177 Avenue of the Americas                                      the Institutional Funds                   Trustee and Vice
New York, NY 10036                                               (since July 2003); formerly               Chairman of The Field
                                                                 associated with the                       Museum of Natural
                                                                 Allstate Companies                        History; director of
                                                                 (1966-1994), most recently                various other business
                                                                 as Chairman of The Allstate               and charitable
                                                                 Corporation (March                        organizations.
                                                                 1993-December 1994) and
                                                                 Chairman and Chief
                                                                 Executive Officer of its
                                                                 wholly-owned subsidiary,
                                                                 Allstate Insurance Company
                                                                 (July 1989-December 1994).

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                       TERM OF                                  IN FUND
                                        POSITION(S)  OFFICE AND                                 COMPLEX
       NAME, AGE AND ADDRESS OF          HELD WITH   LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN       OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE           REGISTRANT  TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***      HELD BY TRUSTEE
--------------------------------------- ----------- ------------ --------------------------- ------------- ------------------------
Dr. Manuel H. Johnson (56)              Trustee     Since        Senior Partner, Johnson     197           Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                       July 1991    Smick International, Inc.,                (home construction);
888 16th Street, NW                                              a consulting firm; Chairman               Director of KFX Energy;
Suite 740                                                        of the Audit Committee and                Director of RBS
Washington, D.C. 20006                                           Director or Trustee of the                Greenwich Capital
                                                                 Retail Funds (since                       Holdings (financial
                                                                 July 1991) and the                        holding company).
                                                                 Institutional Funds (since
                                                                 July 2003); Co-Chairman and
                                                                 a founder of the Group of
                                                                 Seven Council (G7C), an
                                                                 international economic
                                                                 commission; formerly Vice
                                                                 Chairman of the Board of
                                                                 Governors of the Federal
                                                                 Reserve System and
                                                                 Assistant Secretary of the
                                                                 U.S. Treasury.

Joseph J. Kearns (62)                   Trustee     Since        President, Kearns &         198           Director of Electro Rent
c/o Kearns & Associates LLC                         July 2003    Associates LLC (investment                Corporation (equipment
PMB754                                                           consulting); Deputy                       leasing), The Ford
23852 Pacific Coast Highway                                      Chairman of the Audit                     Family Foundation, and
Malibu, CA 90265                                                 Committee and Director or                 the UCLA Foundation.
                                                                 Trustee of the Retail Funds
                                                                 (since July 2003) and the
                                                                 Institutional Funds (since
                                                                 August 1994); previously
                                                                 Chairman of the Audit
                                                                 Committee of the
                                                                 Institutional Funds
                                                                 (October 2001- July 2003);
                                                                 formerly CFO of the
                                                                 J. Paul Getty Trust.

Michael E. Nugent (69)                  Trustee     Since        General Partner of Triumph  197           Director of various
c/o Triumph Capital, L.P.                           July 1991    Capital, L.P., a private                  business organizations.
445 Park Avenue                                                  investment partnership;
New York, NY 10022                                               Chairman of the Insurance
                                                                 Committee and Director or
                                                                 Trustee of the Retail Funds
                                                                 (since July 1991) and the
                                                                 Institutional Funds (since
                                                                 July 2001); formerly Vice
                                                                 President, Bankers Trust
                                                                 Company and BT Capital
                                                                 Corporation (1984-1988).

Fergus Reid (72)                        Trustee     Since        Chairman of Lumelite        198           Trustee and Director of
c/o Lumelite Plastics Corporation                   July 2003    Plastics Corporation;                     certain investment
85 Charles Colman Blvd.                                          Chairman of the Governance                companies in the
Pawling, NY 12564                                                Committee and Director                    JPMorgan Funds complex
                                                                 or Trustee of the Retail                  managed by J.P. Morgan
                                                                 Funds (since July 2003) and               Investment Management
                                                                 the Institutional Funds                   Inc.
                                                                 (since June 1992).

INTERESTED TRUSTEES:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                       TERM OF                                  IN FUND
                                        POSITION(S)  OFFICE AND                                 COMPLEX
       NAME, AGE AND ADDRESS OF          HELD WITH   LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN       OTHER DIRECTORSHIPS
          INTERESTED TRUSTEES           REGISTRANT  TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***      HELD BY TRUSTEE
--------------------------------------- ----------- ------------ --------------------------- ------------- ------------------------
Charles A. Fiumefreddo (72)             Chairman of Since        Chairman and Director or    197           None.
c/o Morgan Stanley Trust                the Board   July 1991    Trustee of the Retail Funds
Harborside Financial Center,            and Trustee              (since July 1991) and the
Plaza Two,                                                       Institutional Funds (since
Jersey City, NJ 07311                                            July 2003); formerly Chief
                                                                 Executive Officer of the
                                                                 Retail Funds (until
                                                                 September 2002).

James F. Higgins (57)                   Trustee     Since        Director or Trustee of the  197           Director of AXA
c/o Morgan Stanley Trust                            June 2000    Retail Funds (since                       Financial, Inc. and The
Harborside Financial Center,                                     June 2000) and the                        Equitable Life Assurance
Plaza Two,                                                       Institutional Funds (since                Society of the United
Jersey City, NJ 07311                                            July 2003); Senior Advisor                States (financial
                                                                 of Morgan Stanley (since                  services).
                                                                 August 2000); Director of
                                                                 the Distributor and Dean
                                                                 Witter Realty Inc.;
                                                                 previously President and
                                                                 Chief Operating Officer of
                                                                 the Private Client Group of
                                                                 Morgan Stanley (May 1999-
                                                                 August 2000), and President
                                                                 and Chief Operating Officer
                                                                 of Individual Securities of
                                                                 Morgan Stanley (February
                                                                 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                   TERM OF
                                POSITION(S)      OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
     EXECUTIVE OFFICER          REGISTRANT       TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  ---------------  ---------------  ------------------------------------------------------------------
Mitchell M. Merin (51)        President        Since May 1999   President and Chief Operating Officer of Morgan Stanley Investment
1221 Avenue of the Americas                                     Management Inc.; President, Director and Chief Executive Officer
New York, NY 10020                                              of the Investment Adviser and the Administrator; Chairman and
                                                                Director of the Distributor; Chairman and Director of the Transfer
                                                                Agent; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the
                                                                Retail Funds (since May 1999); Trustee (since July 2003) and
                                                                President (since December 2002) of the Van Kampen Closed-End Funds;
                                                                Trustee and President (since October 2002) of the Van Kampen
                                                                Open-End Funds.

Ronald E. Robison (66)        Executive Vice   Since            Principal Executive Officer of Funds in the Fund Complex (since
1221 Avenue of the Americas   President and    April 2003       May 2003); Managing Director of Morgan Stanley & Co. Incorporated,
New York, NY 10020            Principal                         Morgan Stanley Investment Management Inc. and Morgan Stanley;
                              Executive                         Managing Director, Chief Administrative Officer and Director of
                              Officer                           the Investment Adviser and the Administrator; Director of the
                                                                Transfer Agent; Managing Director and Director of the Distributor;
                                                                Executive Vice President and Principal Executive Officer of the
                                                                Institutional Funds (since July 2003) and the Retail Funds (since
                                                                April 2003); Director of Morgan Stanley SICAV (since May 2004);
                                                                previously, President and Director of the Institutional Funds
                                                                (March 2001-July 2003) and Chief Global Operations Officer and
                                                                Managing Director of Morgan Stanley Investment Management Inc.

Joseph J. McAlinden (62)      Vice President   Since July 1995  Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas                                     Adviser and Morgan Stanley Investment Management Inc.; Chief
New York, NY 10020                                              Investment Officer of the Van Kampen Funds; Vice President of the
                                                                Institutional Funds (since July 2003) and the Retail Funds (since
                                                                July 1995).

Barry Fink (50)               Vice President   Since            General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas                    February 1997    December 2000) of Morgan Stanley Investment Management; Managing
New York, NY 10020                                              Director (since December 2000), Secretary (since February 1997)
                                                                and Director of the Investment Adviser and the Administrator; Vice
                                                                President of the Retail Funds; Assistant Secretary of Morgan
                                                                Stanley DW; Vice President of the Institutional Funds (since July
                                                                2003); Managing Director, Secretary and Director of the
                                                                Distributor; previously Secretary (February 1997-July 2003) and
                                                                General Counsel (February 1997-April 2004) of the Retail Funds;
                                                                Vice President and Assistant General Counsel of the Investment
                                                                Adviser and the Administrator (February 1997-December 2001).

Amy R. Doberman (43)          Vice President   Since July 2004  Managing Director and General Counsel, U.S. Investment Management;
1221 Avenue of the Americas                                     Managing Director of Morgan Stanley Investment Management Inc. and
New York, NY 10020                                              the Investment Adviser, Vice President of the Institutional and
                                                                Retail Funds (since July 2004); Vice President of the Van Kampen
                                                                Funds (since August 2004); previously, Managing Director and
                                                                General Counsel - Americas, UBS Global Asset Management (July
                                                                2000-July 2004) and General Counsel, Aeltus Investment Management,
                                                                Inc. (January 1997-July 2000).

Carsten Otto (41)             Chief            Since October    Executive Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas   Compliance       2004             Stanley Investment Management (since October 2004); Executive
New York, NY 10020            Officer                           Director of the Investment Adviser and Morgan Stanley Investment
                                                                Management Inc.; formerly Assistant Secretary and Assistant
                                                                General Counsel of the Morgan Stanley Retail Funds.

                                                   TERM OF
                                POSITION(S)      OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
     EXECUTIVE OFFICER          REGISTRANT       TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  ---------------  ---------------  ------------------------------------------------------------------
Stefanie V. Chang (38)        Vice President   Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                                     Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                              Vice President of the Institutional Funds (since December 1997)
                                                                and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US
                                                                LLP).

Francis J. Smith (39)         Treasurer and    Treasurer since  Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust      Chief Financial  July 2003 and    Administrator(since December 2001); previously, Vice President of
Harborside Financial Center,  Officer          Chief Financial  the Retail Funds (September 2002-July 2003); Vice President of the
Plaza Two,                                     Officer since    Investment Adviser and the Administrator (August 2000-November
Jersey City, NJ 07311                          September 2002   2001) and Senior Manager at PricewaterhouseCoopers LLP (January
                                                                1998-August 2000).

Thomas F. Caloia (59)         Vice President   Since July 2003  Executive Director (since December 2002) and Assistant Treasurer
c/o Morgan Stanley Trust                                        of the Investment Adviser, the Distributor and the Administrator;
Harborside Financial Center,                                    previously Treasurer of the Retail Funds (April 1989-July 2003);
Plaza Two,                                                      formerly First Vice President of the Investment Adviser, the
Jersey City, NJ 07311                                           Distributor and the Administrator.

Mary E. Mullin (38)           Secretary        Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                                     Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                              Secretary of the Institutional Funds (since June 1999) and the
                                                                Retail Funds (since July 2003); formerly practiced law with the
                                                                New York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                                Slate, Meagher & Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.


                       2005 FEDERAL TAX NOTICE (UNAUDITED)

During the fiscal year ended June 30, 2005, the Fund paid to its shareholders $0.35 per share from long-term capital gains. For such period, 100% of the ordinary dividends paid qualified for the dividends received deduction available to corporations.

Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended June 30, 2005 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

38565RPT-RA05-00638P-Y06/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                EQUALLY-WEIGHTED
                                                                    S&P 500 FUND

                                                                   ANNUAL REPORT
                                                                   JUNE 30, 2005

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)     Not applicable.

(e)     Not applicable.

(f)

        (1)   The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)   Not applicable.

        (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

        2005

                                                 REGISTRANT      COVERED ENTITIES(1)
            AUDIT FEES                          $     32,784                     N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES             $        540(2)  $         3,215,745(2)
                 TAX FEES                       $      5,911(3)  $            24,000(4)
                 ALL OTHER FEES                 $          -     $                 -
            TOTAL NON-AUDIT FEES                $      6,451     $         3,239,745

            TOTAL                               $     39,235     $         3,239,745

        2004

                                                 REGISTRANT      COVERED ENTITIES(1)
            AUDIT FEES                          $     31,217                     N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES             $        452(2)  $         3,225,276(2)
                 TAX FEES                       $      5,248(3)  $           610,053(4)
                 ALL OTHER FEES                 $          -     $                 -(5)
            TOTAL NON-AUDIT FEES                $      5,700     $         3,835,329

            TOTAL                               $     36,917     $         3,835,329

        N/A- Not applicable, as not required by Item 4.

        (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
        (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
        (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
        (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
        (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      MORGAN STANLEY RETAIL FUNDS
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley & Co. Incorporated
      Morgan Stanley DW Inc.
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investment Management Limited
      Morgan Stanley Investment Management Private Limited
      Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
      Van Kampen Asset Management
      Morgan Stanley Services Company, Inc.
      Morgan Stanley Distributors Inc.
      Morgan Stanley Trust FSB

      MORGAN STANLEY INSTITUTIONAL FUNDS
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley Investment Management Limited
      Morgan Stanley Investment Management Private Limited
      Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
      Morgan Stanley & Co. Incorporated
      Morgan Stanley Distribution, Inc.
      Morgan Stanley AIP GP LP
      Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally-Weighted S&P 500 Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005